Commitment and Contingencies - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Property and equipment	¥ 2,987,743	¥ 428,448
Leasehold improvements	392,910	54,911
Total	¥ 3,380,654	¥ 483,359